Note 5 - Segmented Information (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of operating mines	6
Number of customers that account for one hundred percent of sales revenue		8
Percentage of entity's revenue	100.00%	100.00%
One major customer [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	85.00%	72.00%